Note 8 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2013
Notes
Note 8 - Stockholders' Deficit

NOTE 7 - STOCKHOLDERS’ DEFICIT

The Company completed a business combination with Health Source Technologies Inc. on May 9, 2008 (see Note 4). In conjunction with this acquisition the Board of Directors approved a 25 for 1 reverse split of the Company's common stock. Prior to the acquisition the Company had 30,099,203 shares of common stock outstanding. The issuance of the 66,000,000 new shares of common stock to facilitate the business combination gave the company a total of 96,039,203 shares outstanding immediately before the stock split. After the stock split there were 4,041,568 shares outstanding. In addition, the post-acquisition equity structure was to reflect a 95% ownership by the shareholders of Health Source Technologies, Inc. In order to facilitate this structure, an additional 99,744,800 pre-split shares were issued and delivered to HST shareholders once sufficient authorized capital was available. On December 31, 2008, 3,989,792 post split shares were issued. On December 31, 2008, 3,989,792 post split shares were issued to Ron Howell, an officer and shareholder of the Company and Eric Clemons, a shareholder of the Company to complete the terms of the acquisition agreement. These shares have been retroactively reported in the financial statements as being issued in conjunction with the acquisition that occurred on May 5, 2008.

As part of the consideration for this business combination there were also 1,000,000 shares of preferred stock issued which where convertible into 16.2 (post split) shares of the company's common stock. These preferred shares were converted into 16,200,000 shares of common stock.

On May 5, 2008, Health Source Technologies, Inc. issued 1,500 shares of common stock for cash at $1.00 per share, for an aggregate total of $1,500.  These shares were exchanged for shares of the Company on May 9, 2008.

On August 20, 2008, the Company issued 839,200 shares of common stock for cash at $1.25 per share, for an aggregate total of $1,049,000. The Company also issued 15,000 shares of common stock for services at $9.50 per share, for an aggregate total of $142,500.

On February 20, 2009, the Company issued 60,037 shares of common stock for cash at $1.249 per share, for an aggregate total of $75,000.

On March 16, 2009, the Company issued 20,012 shares of common stock for cash at $1.249 per share, for an aggregate total of $25,000.

On June 9, 2009, the Company issued 61,037 shares of common stock for cash at $1.249 per share, for an aggregate total of $76,250.

On October 28, 2008, the Company issued 200,000 shares of common stock for cash at $1.25 per share, for an aggregate total of $250,000.

On June 10, 2009, the Company issued 5,000 shares of common stock for services at $1.25 per share, for an aggregate total of $6,250.

On June 15, 2009, the Company issued 2,000 shares of common stock for services at $0.82 per share, for an aggregate total of $1,640.

On January 20, 2010, the Company issued 3,185,715 shares of common stock for services at $0.07 per share, for an aggregate total of $223,000.

On April 23, 2010, the Company issued 150,000 shares of common stock for services at $0.50 per share, for an aggregate total of $75,000.

On May 20, 2010, the Company issued 150,000 shares of common stock for services at $0.22 per share, for an aggregate total of $32,999.

On February 2, 2011, the Company issued 1,000,000 shares of common stock for services at $0.06 per share, for an aggregate total of $60,000.

On February 2, 2011, the Company issued 7,000,000 shares of common stock for settlement of debts.  These shares were valued at $420,000, or $0.06 per share based on the quoted market price of the shares on the date of issuance.